Stockholders' Deficit, Common Stock (Q2) (Details)								1 Months Ended		3 Months Ended		4 Months Ended	6 Months Ended
	May 06, 2019 USD ($) $ / shares shares	May 05, 2019 $ / shares shares	Mar. 15, 2019	Jan. 08, 2019 USD ($) shares	Dec. 12, 2018 USD ($) $ / shares shares	Nov. 18, 2018 shares	Oct. 18, 2018 shares	May 05, 2019 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 shares	Dec. 31, 2018 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) shares	Apr. 22, 2019 shares	Nov. 30, 2018 shares	Oct. 29, 2018 USD ($)	Aug. 31, 2018 shares	Aug. 31, 2017 shares
Common Stock [Abstract]
Common stock, shares authorized (in shares)									580,000,000	88,000,000		580,000,000	88,000,000		88,000,000			580,000,000	580,000,000
Common stock, shares issued (in shares)									11,661,485	43,168,161		11,661,485	43,168,161					3,064,763	3,008,730
Common stock, shares outstanding (in shares)									11,661,485	43,168,161		11,661,485	43,168,161					3,064,763	3,008,730
Reverse stock split ratio			0.0385
Units issued in private placement offering (in shares)					1,425,641
Unit price (in dollars per share) | $ / shares					$ 1.95				$ 11.18			$ 11.18
Gross proceeds from private placement offering | $					$ 2,800,000								$ 150,000	$ 0
Share issuance costs | $					122,741
Net proceeds from private placement offering | $					$ 2,700,000
Shares issued in private placement offering (in shares)				25,641	1,400,000		2,846,356					1,400,000
Warrants, exercisable period					2 years
Warrant exercise price (in dollars per share) | $ / shares					$ 3.90				3.90			$ 3.90
Filing period of registration statement following closing date													60 days
Equity awards issued (in shares)		979,716									0			0
Equity awards issued, weighted average value per share (in dollars per share) | $ / shares		$ 2.26
Equity awards vesting period													3 years
Share-based compensation expense as a result of immediate vesting | $										$ 2,200,000			$ 2,400,000
Equity awards outstanding (in shares)											0			0
Number of member units retired (in shares)													(914,919)
Purchase and retirement of common stock (in shares)													(1,011,748)
Value of shares retired | $								$ 2,200,000				$ 27,271	$ 2,200,000
Stock price (in dollars per share) | $ / shares					$ 1.95				$ 11.18			$ 11.18
Tru Pet LLC [Member]
Common Stock [Abstract]
Initial ownership interest acquired	93.00%								7.00%	7.00%		7.00%	7.00%
Number of member units retired (in shares)	(914,919)
Purchase and retirement of common stock (in shares)	(1,011,748)
Bona Vida, Inc. [Member]
Common Stock [Abstract]
Unit price (in dollars per share) | $ / shares	$ 6.00
Initial ownership interest acquired	100.00%
Amount of Change of Control payment | $																	$ 500,000
Number of shares of common stock to be issued in consideration for Change of Control payment (in shares)	100,000
Stock price (in dollars per share) | $ / shares	$ 6.00
PIPE Transaction [Member]
Common Stock [Abstract]
Units issued in private placement offering (in shares)	5,744,991
Unit price (in dollars per share) | $ / shares	$ 3.00
Net proceeds from private placement offering | $	$ 15,700,000
Stock price (in dollars per share) | $ / shares	$ 3.00
Common Stock [Member]
Common Stock [Abstract]
Number of shares contained in one unit (in shares)					1											1
Net proceeds from private placement offering | $				$ 100,000					$ 2,600,000
Shares issued in private placement offering (in shares)	5,744,991			25,641					1,400,000			1,400,000
Purchase and retirement of common stock (in shares)								(1,011,748)				(1,048,904)
Value of shares retired | $								$ 1,012				$ 1,049
Common Stock [Member] | Consultant [Member]
Common Stock [Abstract]
Equity awards issued (in shares)						303,427
Common Stock [Member] | Consultant [Member] | First Half [Member]
Common Stock [Abstract]
Percentage of equity awards vested on grant date						50.00%
Common Stock [Member] | Consultant [Member] | Second Half [Member]
Common Stock [Abstract]
Equity awards vesting period													2 years
Common Stock [Member] | PIPE Transaction [Member]
Common Stock [Abstract]
Number of shares contained in one unit (in shares)	1
Warrant [Member]
Common Stock [Abstract]
Number of shares contained in one unit (in shares)					0.5											0.5
Warrants, exercisable period										2 years			2 years
Warrant exercise price (in dollars per share) | $ / shares										$ 3.90			$ 3.90